Tax Effects of Temporary Differences Related to Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Allowance for loan losses	$ 372	$ 305
Stock based compensation	366	373
Allowance for losses on foreclosed real estate	82	104
Deferred compensation	760	748
Intangible assets	143	138
Non-accrual loan interest	47	38
Unrealized losses on securities available for sale	5	0
Total deferred tax assets	1,775	1,706
Deferred tax liabilities
Depreciation	(109)	(256)
Deferred loan costs, net	(180)	(205)
Accretion	(2)	(2)
FHLB stock dividends	(510)	(510)
Mortgage servicing rights	(20)	(25)
Employee benefit expense	(162)	(195)
Unrealized gains on securities available for sale	0	(20)
Total deferred tax liabilities	(983)	(1,213)
Net deferred tax asset	$ 792	$ 493